As filed pursuant to Rule 497

Under the Securities Act of 1933

Registration No. 333-88414 and

811-21096

AIG SUNAMERICA LIFE ASSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT NINE

SUPPLEMENT TO THE PROSPECTUS

DATED AUGUST 12, 2005:

AllianceBernstein Ovation Variable Annuity

(O-3122-PRO and O-3122-PRA)

AllianceBernstein Ovation Advantage Variable Annuity

(O-2944-PRO and O-2944-PRA)

AllianceBernstein Ovation Advisor Variable Annuity

(O-2777-PRO and O-2777-PRA)

AllianceBernstein Ovation Plus Variable Annuity

(O-3121-PRO and O-3121-PRA)

Effective August 10, 2005, the AllianceBernstein Total Return, AllianceBernstein International and AllianceBernstein Worldwide Privatization Portfolios were renamed and their investment policies conformed to those of their retail AllianceBernstein Fund counterparts.

Previous Name		New Name
AllianceBernstein Total Return Portfolio	→	AllianceBernstein Balanced Shares Portfolio
AllianceBernstein Worldwide Privatization Portfolio	→	AllianceBernstein International Portfolio Growth Portfolio
AllianceBernstein International Portfolio	→	AllianceBernstein International Research Growth Portfolio

Date: September 6, 2005

Please keep this Supplement with your Prospectus